Segment Information - Summary of Number of Employees (Detail) - Employees	Dec. 31, 2023	Dec. 31, 2022
Disclosure of number of employees [line items]
Number of employees	15,658	15,478
Americas [member]
Disclosure of number of employees [line items]
Number of employees	6,967	6,153
United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	2,591	2,621
Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	3,204	3,507
Joint ventures and associates [member] | United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	49	62
Asset management [member]
Disclosure of number of employees [line items]
Number of employees	1,409	1,464
Asset management [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	219	206
Holding and other activities [member]
Disclosure of number of employees [line items]
Number of employees	1,037	958
International [member]
Disclosure of number of employees [line items]
Number of employees	3,654	4,281
International [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	2,936	3,239